Document and Entity Information	Sep. 22, 2022
Cover [Abstract]
Entity Registrant Name	Ingredion Inc
Amendment Flag	false
Entity Central Index Key	0001046257
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-13397
Entity Tax Identification Number	22-3514823
Entity Address, Address Line One	5 Westbrook Corporate Center
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154-5749
City Area Code	(708)
Local Phone Number	551-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	INGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false